NET REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Licensing revenue	$ 547		$ 2,000
Sale of products	7,496	$ 6,530	59,800
Revenue	8,043	6,530	61,800
Talicia
Revenues
Revenue	8,400	9,100	7,700
Talicia | Gaelan Medical Trade LLC
Revenues
Licensing revenue			2,000
Movantik
Revenues
Revenue			$ 52,100
Contra Revenue For Movantik	$ (900)	$ (2,600)